Note 6 - Inventory	12 Months Ended
Jan. 31, 2012
Inventory Disclosure [Text Block]
Note 6 –Inventory

	January 31,	January 31,
	2012	2011
Finished goods	413	-
	413	-

Finished goods inventory consists of hardware and related parts for mobile asset units sold. No provision for excess or obsolete inventories has been recorded for the year ended January 31, 2012.